Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
The Committee does not generally grant stock options and did not grant stock options in 2024. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Stock options or other equity grants could be awarded on an off-cycle
basis, including to new hires and in connection with acquisitions. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false